Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2020	December 31, 2019
Electronic equipment	$163,891	$172,969
Office equipment	14,034	15,050
Total property and equipment	177,925	188,019
Less: accumulated depreciation	(158,605)	(139,013)
Total property and equipment, net from continuing operations	$19,320	$49,006
Total property and equipment, net from discontinued operations	$-	$26,385